Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

Net Deferred tax assets of the following components as of December 31, 2024 and December 31, 2023.

	Year ended December 31,
	2024	2023
Deferred tax assets:

NOL Carryover	$33,003	$27,700

Sub Total	$33,003	$27,700

Valuation Allowance	$(33,003)	$(27,700)
Net Deferred Tax Asset	$-	$-

Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

Year ended December 31,
	2024	2023
Current:
Federal	$-	$-
State	-	-
Foreign - Current	-	-
Foreign – Prior Year	-	-
Total Current Tax Provision	$-	$-
Deferred:
Federal	$-	$-
State	-	-
Foreign	-	-
Total deferred benefit	$-	$-
Total provision (benefit) for income tax	$-	$-